REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 14,655	$ 13,916
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,533	11,955
Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,122	1,961
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,768	8,530
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,666	6,579
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,102	1,951
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,072	3,946
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,052	3,936
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20	10
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,975	1,606
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (160)	$ (166)